UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   15                             |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Timothy L. Ashburn
                             Chairman and President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
 |X| immediately upon filing pursuant to paragraph (b)
 | | on (date) pursuant to paragraph (b)
 | | 60 days after filing pursuant to paragraph (a)(1)
 | | on (date) pursuant to paragraph (a)(1)
 | | 75 days after filing pursuant to paragraph (a)(2)
 | | on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
 | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           CORBIN SMALL-CAP VALUE FUND

                                   PROSPECTUS


                                February 27, 2004



INVESTMENT OBJECTIVE:
Long-term capital appreciation



3113 South University Drive
Suite 500
Fort Worth, Texas 76109
(800) 924-6848




























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           PAGE



RISK/RETURN SUMMARY...........................................................1
-------------------
FEES AND EXPENSES OF INVESTING IN THE FUND....................................4
------------------------------------------
HOW TO BUY SHARES.............................................................4
-----------------
HOW TO REDEEM SHARES..........................................................6
--------------------
DETERMINATION OF NET ASSET VALUE..............................................8
--------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................8
----------------------------------
MANAGEMENT OF THE FUND.......................................................10
----------------------
FINANCIAL HIGHLIGHTS.........................................................12
--------------------
PRIVACY POLICY...............................................................13
--------------
FOR MORE INFORMATION.................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Corbin Small-Cap Value Fund is long-term capital appreciation.

Principal Strategies

     The Fund invests primarily in common stocks of small capitalization companies (those with a market capitalization of $2 billion or less). The Fund's investment advisor, Corbin & Company, will consider adding a stock to the Fund's portfolio if the current price is, in the advisor's opinion, less than the stock's true value. The advisor's assessment of a stock's true value is based on a proprietary model known as the "value score." A security's "value score" is determined by a formula that consists of three variables:

     o    the security's five-year estimated earnings growth rate

     o    its dividend yield

     o its price/earnings ratio based on the current year's estimated earnings

     Securities that meet the advisor's minimum value score are then analyzed based on five additional factors:

     o    shareholder-oriented  management,  based on a history of actions  that
          benefit   shareholders,   such  as  stock   repurchase   programs   or
          performance-based compensation plans

     o    overlooked or under-followed by Wall Street

     o    financial position, based on debt, cash flow and liquidity

     o    the nature of the business is easy to understand and analyze

     o long-term industry fundamentals such as competition, growth prospects and pricing power

     Under normal circumstances, the Fund will invest at least 80% of its total assets in small capitalization stocks. This policy may not be changed without at least 60 days' notice to shareholders. While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment values regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund's advisor selects securities with the intention of holding them for 3 to 5 years, during which time the advisor believes they will reach their full value. The Fund may sell a security when the advisor believes the stock is no longer undervalued, as determined pursuant to the advisor's model.

     The Fund's portfolio will often consist of larger positions in a fewer number of companies than some more broadly diversified mutual funds. This will increase the Fund's exposure to the risks described in the Prospectus as "Company Risk." Because there are fewer companies in the Fund's portfolio, the Fund's share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual company in the Fund's portfolio may have a significant negative impact on the Fund's performance.

Principal Risks of Investing in the Fund

     o Management Risk. The advisor's value-oriented approach may fail to produce the intended results.

     o Small Company Risk. The risks associated with investing in smaller companies include:

     o The earnings and prospects of smaller companies are more volatile than larger companies.

     o Smaller companies may experience higher failure rates than do larger companies.

     o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

     o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

     o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o Sector Risk. If the Fund's portfolio is overweighted in certain industry sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the technology sector, it will be affected by developments affecting that sector. Technology companies may be significantly affected by falling prices and profits, and by intense competition, and their products may be subject to rapid obsolescence.

     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary, and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy

     o Investors who can tolerate the risks associated with common stock investments

     o Investors willing to accept the greater market price fluctuations of smaller companies

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Corbin Small-Cap Value Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's performance. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                                [CHART OMITTED]
                  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                 1998 - -39.18%
                                 1999 -  26.50%
                                 2000 - -23.01%
                                 2001 -  53.66%
                                 2002 - -25.61%
                                 2003 -  38.26%


     During the period shown, the highest return for a quarter was 40.20% (2nd quarter, 2003); and the lowest return was -31.61% (3rd quarter, 1998).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)


                                                                                                             Since Inception
The Fund                                                                    1 Year            5 Year         (June 30, 1997)
                                                                            ------            ------         ---------------
     Return Before Taxes                                                    38.26%            9.01%               -5.05%
     Return After Taxes on Distributions(1)                                 38.26%            8.99%               -5.48%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                 20.84%            7.43%               -4.08%

Indexes (reflects no deductions for fees, expenses and taxes)
      S&P 600 Small-Cap Index                                              -14.62%            2.44%               4.43%
      Russell 2000 Index                                                   -30.26%           -1.36%              -2.63%

(1) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After -tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1...........................................................2.00%
Exchange Fee...............................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.25%
Distribution (12b-1) Fees..................................................NONE
Other Expenses............................................................0.04%
Total Annual Fund Operating Expenses......................................1.29%


1 If you redeem your shares within 90 days of purchase you will be charged a 2.00% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the Fund's advisor due to an investor's change in circumstances, but no exceptions will be made for market-timers. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


                  1 year       3 years      5 years     10 years
                 ---------     --------     -------     --------
                   $133          $411         $710       $1,558


                                HOW TO BUY SHARES


Initial Purchase

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


     The minimum initial investment in the Fund is $2,000, and minimum subsequent investments are $50. These minimums may be waived by the Fund's advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail - To be in proper form, your initial purchase request must include:


     o a completed and signed investment application form (which accompanies this Prospectus);

     o    a check (subject to the minimum amounts) made payable to the Fund; and

     o    the initial check should have the same address as the application.


Mail application and check to:

    U.S. Mail:                         Overnight:
    Corbin Small-Cap Value Fund        Corbin Small-Cap Value Fund
    c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
    P.O. Box 6110                      431 North Pennsylvania Street
    Indianapolis, Indiana 46206-6110   Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 924-6848 to obtain instruction on how to set up your account and to obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: Corbin Small-Cap Value Fund
      Account Name _________________(write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204592

     You must provide a signed application to Unified Fund Services, Inc., at the above address, in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

 -your name                -the name of your account(s)
 -your account number(s)   -a check made payable to Corbin Small-Cap Value Fund


Checks should be sent to the Corbin Small-Cap Value Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption and any applicable redemption fee. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

   U.S. Mail:                          Overnight:
   Corbin Small-Cap Value Fund         Corbin Small-Cap Value Fund
   c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
   P.O. Box 6110                       431 North Pennsylvania Street
   Indianapolis, Indiana 46206-6110    Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-924-6848 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption may be required to furnish additional legal documents to insure proper authorization.


     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 924-6848. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Early Redemption Fee - The Fund charges a redemption fee of 2.00% of the current net asset value of shares redeemed if the shares are owned 90 days or less. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they were purchased. The Fund reserves the right to modify the terms of or terminate the fee at any time. The fee is waived for:


     o an account registered as either an IRA or a tax-qualified retirement plan on the books of the Fund's transfer agent or on the books of certain other third parties that are authorized agents of the Fund; and

     o    shares   purchased   with   reinvested   capital   gain  or   dividend
          distributions.

     If you purchase shares through a broker-dealer or other financial intermediary who maintains your individual account on its books and an omnibus account with the Fund's transfer agent, your recordkeeper may not be able to apply the fee waiver in all of the circumstances discussed above. Before purchasing shares, please check with the Fund to determine if the fee waiver is available. Exceptions may be granted to shareholders at the discretion of the Fund's advisor due to changes in an investor's circumstances, such as death, or a change in the investor's asset allocation. No exceptions will be granted to market timers.

     Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 924-6848. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to redemption at any time if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your  shares is based on the Fund's  net asset  value
(NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.


     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as discussed in the chart below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.


     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                  Tax Status


Qualified dividend income                             Generally maximum 15% on non-corporate
                                                      taxpayers

Net short-term capital gain distributions             Ordinary income rate

Net long-term capital gain distributions              Generally maximum 15% on non-corporate
                                                      taxpayers*

Sales of shares
(including redemptions) owned                         Gains taxed at generally maximum 15%
more than one year                                    on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                         Gains are taxed at the same rate as ordinary
for one year or less                                  income; losses are subject to special rules

         *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.


     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


     Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109, serves as investment advisor to the Fund. The advisor specializes in the management of assets for clients seeking a value-oriented, contrarian investment style, including individual investors, personal trusts, and all types of tax-exempt organizations and ERISA plans, such as foundations, endowments, defined benefit plans, defined contribution plans and union plans. During the fiscal year ended October 31, 2003, the fees paid to the advisor by the Fund were 1.25% of its average daily net assets.


     David A. Corbin, CFA, has been President and Chief Investment Officer of the advisor since 1992, and has been primarily responsible for the day-to-day management of the Fund since inception of its predecessor in 1997. Prior to founding Corbin & Company, Mr. Corbin was a trust investment portfolio manager with Ameritrust/MTrust, where his responsibilities included investment analysis and investment oversight for personal trust accounts, employee benefit plans and endowments. He was also the Portfolio Manager of the William C. Conner Foundation at Texas Christian University, where he received his Bachelor of Science degree in Economics. Mr. Corbin is a Chartered Financial Analyst (CFA).

     The Fund's advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary or non-recurring expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the financial performance of the Fund. Certain information reflects financial results for a single share of the Fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The table includes financial information of the Fund's predecessor for the fiscal years ended October 31, 1999 through 2002. The information for the fiscal years ended October 31, 1999 through 2003 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge.


                                                                         For the years ended October 31,
                                                ----------------------------------------------------------------------------

                                                     2003           2002            2001          2000           1999

                                                ----------------------------------------------------------------------------


Net asset value, beginning of year                $   6.99       $   8.12         $   7.11       $   6.75      $   6.62
Income (loss) from investment operations:
     Net investment income (loss)                    (0.03)         (0.05)           (0.02)          0.02         (0.01)
     Net gains or (losses) on securities
       (both realized and unrealized)                 2.56          (1.08)            1.05           0.34          0.14

                                                ----------------------------------------------------------------------------

Total from investment operations                      2.53          (1.13)            1.03           0.36          0.13

                                                ----------------------------------------------------------------------------

Less distributions
     Dividends (from net investments
       income)                                           -              -            (0.02)             -             -
     Distributions (from capital gains)                  -              -                -              -             -

                                                ----------------------------------------------------------------------------

     Total dividend and distributions                    -              -            (0.02)             -             -

                                                ----------------------------------------------------------------------------

                                                ----------------------------------------------------------------------------

Net asset value, end of year                     $    9.52      $    6.99       $    8.12     $    7.11       $   6.75

                                                ============================================================================


Total return                                         36.19%        -13.92%         14.67%         5.33%           1.96%

Net assets, end of year (000)                    $  15,433      $  16,436       $  4,697      $  2,888        $  2,294

Ratios and Supplemental Data:
Ratio of expenses to average net assets
     before waiver                                    1.29%          1.29%          1.34%         1.36%           1.31%
Ratio of expenses to average net assets               1.28%          1.28%          1.25%         1.25%           1.25%
Ratio of net income (loss) to average
     Net assets before waiver                        -0.40%         -0.56%         -0.41%         0.12%          -0.26%
Ratio of net income (loss) to average
     Net assets                                      -0.39%         -0.55%         -0.32%         0.24%          -0.20%

Portfolio Turnover Rate                             102.87%        135.70%         70.56%        94.69%          65.66%


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:


     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, investment amount and date of birth); and


     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

1

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-924-6848 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-21237

1

                           CORBIN SMALL-CAP VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 27, 2003


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Corbin Small-Cap Value Fund dated February 28, 2003. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2003 ("Annual Report"). A free copy of the Prospectus and Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, IN 46204 or by calling 1-800-924-6848.


TABLE OF CONTENTS
                                                                           PAGE
DESCRIPTION OF THE TRUST AND FUND.............................................2
---------------------------------
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3
---------------------------------------------------------------------
INVESTMENT LIMITATIONS........................................................5
----------------------
INVESTMENT ADVISOR............................................................7
------------------
TRUSTEES AND OFFICERS.........................................................9
---------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................11
------------------------------------
PROXY VOTING POLICY..........................................................12
-------------------
DETERMINATION OF NET ASSET VALUE.............................................13
--------------------------------
ADDITIONAL TAX INFORMATION...................................................14
--------------------------
INVESTMENT PERFORMANCE.......................................................15
----------------------
Status and Taxation of the Fund..............................................17
-------------------------------
CUSTODIAN....................................................................19
---------
FUND SERVICES................................................................19
-------------
ACCOUNTANTS..................................................................19
-----------
DISTRIBUTOR..................................................................20
-----------
FINANCIAL STATEMENTS.........................................................20
--------------------

9

DESCRIPTION OF THE TRUST AND FUND

     Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment advisor is Corbin & Company (the "Advisor"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on June 30, 1997.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of February 5, 2004, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: National Investor, 55 Water Street, 32nd Floor, New York, NY 10041 - 17.58%; National Financial Services CO, Attention Mutual Funds, P.O. Box 3908,Church Street STA, New York, NY 10008 - 30.23%; Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104 - 24.25%.

     As of February 5, 2004, National Investor, National Financial Services and Charles Schwab & Co. may be deemed to control the Fund as a result of their beneficial ownership of the shares of the Fund. As a controlling shareholder, they would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's Advisor.

     As of February 1, 2004, the officers and Trustees as a group owned less than one percent of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. Equity securities consist of common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies that operate as real estate corporations or that have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

     The Fund may invest in foreign equity securities, including, but not limited to, the purchase of American Depository Receipts ("ADRs"). ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments. The Fund will not invest more than 5% of its net assets at the time of purchase in foreign securities.

     B. Convertible Securities. A convertible security is a bond or preferred stock that may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream generally higher in yield than in the income derived from a common stock, but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible. The Advisor expects that generally the convertible securities in which the Fund will invest will be rated at least B by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     C. Preferred Stock. Preferred stock has a preference in liquidation (and, generally, dividends) over common stock but is subordinated in liquidation to debt. As a general rule, the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's, although there is no minimum rating that a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

     D. Foreign Securities. The Fund may invest up to 5% of its net assets in foreign equity securities including common stock, preferred stock and common stock equivalents issued by foreign companies. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

          (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

          (2)  Time  Deposits.   Time  deposits  are   non-negotiable   deposits
     maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

          (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with US Bank, N.A. or Huntington National Bank (the Fund's custodian), or other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

          1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and the Statement of Additional Information.

          3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

          4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

          6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
     (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.

          8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired, or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund, except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

     5. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in small capitalization stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

INVESTMENT ADVISOR

     The Fund's Advisor is Corbin & Company, 3113 South University Drive, Suite 500, Fort Worth, Texas 76109. David A. Corbin may be deemed to be a controlling person of the Advisor due to his ownership of shares of the corporation, and his position as Chairman and President of the Advisor.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund (including the Predecessor Fund) paid advisory fees of $30,552, $245,955 and $166,474, respectively.


     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 7, 2003.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. The Board reviewed comprehensive expense and performance reports prepared by the Fund's administrator, which compared the Fund's performance record, investment advisory fee and total fund expenses to those of selected other investment companies with similar investment objectives, management styles and assets under management. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of its most recent financial statements, a description of its business and any personnel changes, a description of the compensation received by the Advisor from the Fund, information about the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that it has not been involved in any material legal proceedings or securities enforcement proceedings. The Trustees reviewed the Fund's performance and noted that it was consistent with the performance of the S&P 500 and its peer group. The Trustees also noted that the Fund's total expenses were consistent with total expenses incurred by its peers. As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that the renewal of the Agreement between the Trust and the Advisor was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "Corbin" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Corbin" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides  information   regarding  each  Independent
Trustee.

-------------------------------------- ---------------------------------- -------------------------------- -------------------------
                                                                                                             Number of Portfolios in
        Name, Age and Address           Position(s) Held with the Fund                                     Fund Complex1 Overseen by
                                                   Complex1                    Length of Time Served                 Trustee
-------------------------------------- ---------------------------------- -------------------------------- -------------------------
-------------------------------------- ---------------------------------- -------------------------------- -------------------------
Gary E. Hippenstiel                                 Trustee                Since inception of the Trust                30
431 N. Pennsylvania St.
Indianapolis, IN

Year of Birth:  1947
-------------------------------------- ---------------------------------- -------------------------------- ---------------------
------------------------------------------------------------------------- -------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Director,  Vice President and Chief  Investment  Officer of Legacy Trust   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
Company  since 1992.  President  and Director of Heritage  Trust Company  Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds from  1994-1996;  Vice  President and Manager of  Investments  of Kanaly  since 2003; Trustee, Access Varialbe Insurance Trust since
Trust Company from 1988 to 1992.                                                                     2003.
------------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
                                        Position(s) Held with the Fund         Length of Time Served         Number of Portfolios in
        Name, Age and Address                      Complex1                                                       Fund Complex1
                                                                                                               Overseen by Trustee
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
Stephen A. Little                                   Trustee                Since inception of the Trust                30
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1946
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
President and founder, The Rose, Inc., a registered  investment advisor,   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
since April 1993.                                                          Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI
                                                                                                  Funds since 2003.
------------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
                                        Position(s) Held with the Fund                                       Number of Portfolios in
        Name, Age and Address                      Complex1                    Length of Time Served       Fund Complex1 Overseen by
                                                                                                                     Trustee
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
Daniel Condon                                       Trustee                Since inception of the Trust                30
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1950
-------------------------------------- ---------------------------------- -------------------------------- ------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Vice President and General  Manager,  International  Crankshaft Inc., an   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
automotive equipment  manufacturing  company, 1990 to present;  Trustee,   Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI
The Unified  Funds,  from 1994 to 2002;  Trustee,  Star Select Funds,  a                          Funds since 2003.
REIT mutual fund, from 1997 to 2000.
------------------------------------------------------------------------- ---------------------------------------------------------
  (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee assists the Board in determining the fair value of illiquid securities held by the Fund, if any. The Valuation Committee was not required to meet during the year ended December 31, 2003.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2003.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

------------------------------------- ----------------------------------- --------------------------------- -----------------------
                                                                                                             Number of Portfolios in
       Name, Age and Address            Position(s) Held with the Fund         Length of Time Served       Fund Complex1 Overseen by
                                                   Complex1                                                          Trustee
------------------------------------- ----------------------------------- --------------------------------- -----------------------
------------------------------------- ----------------------------------- --------------------------------- -----------------------
Timothy Ashburn2                      Trustee, President, and Assistant     President since inception of                30
431 N. Pennsylvania St.                           Secretary                  the Trust. Secretary from
Indianapolis, IN 46204                                                    December 2002 to December 2003.
                                                                             Assistant Secretary since
                                                                                   December 2003.
Year of Birth: 1950
------------------------------------- ----------------------------------- --------------------------------- -----------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and Chief     Chairman, Unified Financial Services, Inc. since 1989.
Executive  Officer  from 1989 to 1992 and 1994 to April 2002;  President    Director, Unified Financial Securities, Inc. since 1990.
of Unified Financial Services from November 1997 to April 2000.           Director, Unified Fund Services, Inc. since November 2002.
                                                                           Trustee, AmeriPrime Advisors Trust, July 2002 to present;
                                                                          Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds since 2003.
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------- ----------------------------------- --------------------------------- -----------------------
                                                                                                             Number of Portfolios in
       Name, Age and Address            Position(s) Held with the Fund         Length of Time Served       Fund Complex1 Overseen by
                                                   Complex1                                                          Trustee
------------------------------------- ----------------------------------- --------------------------------- -----------------------
------------------------------------- ----------------------------------- --------------------------------- -----------------------
Ronald C. Tritschler3                              Trustee                  Since inception of the Trust                30
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
------------------------------------- ----------------------------------- --------------------------------- -----------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
Chief  Executive  Officer,  Director  and  legal  counsel  of  The  Webb   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
Companies,  a  national  real  estate  company,  from  2001 to  present;  Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds
Executive  Vice  President and Director of The Webb  Companies from 1990                          since 2003.
to 2000; Director,  The Lexington Bank, from 1998 to present;  Director,
Vice President and legal counsel for The Traxx  Companies,  an owner and operator of convenience stores, from 1989 to present.
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------- ----------------------------------- ------------------------- -------------------------------
                                        Position(s) Held with the Fund     Length of Time Served       Number of Portfolios in Fund
       Name, Age and Address                       Complex1                                            Complex1 Overseen by Trustee
------------------------------------- ----------------------------------- ------------------------- -------------------------------
------------------------------------- ----------------------------------- ------------------------- --------------------------------
Thomas G. Napurano                      Treasurer and Chief Financial      Since inception of the                  N/A
2424 Harrodsburg Road                              Officer                         Trust
Lexington, KY  40503

Year of Birth:  1941
------------------------------------- ----------------------------------- ------------------------- --------------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ----------------------------------------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
Chief  Financial   Officer  and  Executive  Vice  President  of  Unified                              N/A
Financial   Services,   Inc.,   the  parent   company  of  the   Trust's
administrator  and  distributor;  member  of the board of  directors  of
Unified  Financial  Services,  Inc.  from  1989  to  March  2002;  Chief
Financial   Officer  and  Treasurer,   AmeriPrime   Advisors  Trust  and
AmeriPrime  Funds (since  October  2002),  and CCMI Funds (since  August
2003).
------------------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------- ---------------------------------- ----------------------- ----------------------------------
                                                                                                          Number of Portfolios
        Name, Age and Address           Position(s) Held with the Fund    Length of Time Served             in Fund Complex1
                                                   Complex1                                              Overseen by Trustee
-------------------------------------- ---------------------------------- ----------------------- ---------------------------------
-------------------------------------- ---------------------------------- ----------------------- ----------------------------------
Carol Highsmith                                    Secretary                 Secretary since                      N/A
431 N. Pennsylvania St.                                                       December 2003.
Indianapolis, IN 46204                                                     Assistant Secretary
                                                                          from December 2002 to
Year of Birth:  1964                                                          December 2003.
-------------------------------------- ---------------------------------- ----------------------- ----------------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
               Principal Occupations During Past 5 Years                                    Other Directorships Held
------------------------------------------------------------------------- ----------------------------------------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
Vice  President,  Compliance of Unified Fund  Services,  Inc.  (November                              None
1994 to  present);  Vice  President  and Asst.  Secretary  of  Lindbergh
Funds;  Asst.  Secretary of  AmeriPrime  Advisors  Trust and  AmeriPrime
Funds (since October 2002), and CCMI Funds (since August 2003).

------------------------------------------------------------------------- ----------------------------------------------------------

(1)  The term "Fund Complex"  refers to AmeriPrime  Funds,  AmeriPrime  Advisors
     Trust and the Trust.

(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.

(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2003.

       ---------------------------------------- ------------------------------------- --------------------------------------
                                                                                       Aggregate Dollar Range of Shares of
                                                                                       All Funds Within the Fund Complex(1)
                       Trustee                      Dollar Range of Fund Shares
       ---------------------------------------- ------------------------------------- --------------------------------------
       ---------------------------------------- ------------------------------------- --------------------------------------
       Gary E. Hippenstiel                                      None                                  None
       ---------------------------------------- ------------------------------------- --------------------------------------
       ---------------------------------------- ------------------------------------- --------------------------------------
       Timothy L. Ashburn                                       None                                  None
       ---------------------------------------- ------------------------------------- --------------------------------------
       ---------------------------------------- ------------------------------------- --------------------------------------
       Ronald Tritschler                                        None                                  None
       ---------------------------------------- ------------------------------------- --------------------------------------
       ---------------------------------------- ------------------------------------- --------------------------------------
       Stephen Little                                           None                                  None
       ---------------------------------------- ------------------------------------- --------------------------------------
       ---------------------------------------- ------------------------------------- --------------------------------------
       Daniel Condon                                            None                                  None
       ---------------------------------------- ------------------------------------- --------------------------------------
          (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
               Advisors Trust and the Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Fund Complex expenses and the Fund incurs its pro rata share of expenses based on the number of series in the Fund Complex.

====================================== ================== ========================== =================== =========================
        Independent Trustees               Aggregate        Pension or Retirement     Estimated Annual     Total Compensation from
                                         Compensation     Benefits Accrued As Part     Benefits Upon        Trust and Fund Complex
                                           from Fund          of Fund Expenses           Retirement
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Gary E. Hippenstiel, Trustee                 $715                    $0                      $0                    $20,000
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Stephen A. Little, Trustee                   $465                    $0                      $0                    $13,000
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Daniel Condon, Trustee                       $465                    $0                      $0                    $13, 000
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------
====================================== ================== ========================== =================== =========================
                                           Aggregate        Pension or Retirement     Estimated Annual     Total Compensation from
Non-Independent Trustees and Officers    Compensation     Benefits Accrued As Part     Benefits Upon        Trust and Fund Complex
                                          from Trust*         of Fund Expenses           Retirement
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Timothy L. Ashburn, Trustee,                  $0                     $0                      $0                       $0
President and Assistant Secretary
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Ronald C. Tritschler, Trustee                $393                    $0                      $0                    $11,000
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Thomas G. Napurano, CFO and Treasurer         $0                     $0                      $0                       $0
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------
-------------------------------------- ------------------ -------------------------- ------------------- -------------------------

Carol J. Highsmith, Secretary                 $0                     $0                      $0                       $0
====================================== ================== ========================== =================== =========================


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $12,919,385 (on which commissions were $71,076) during the fiscal year ended October 31, 2003.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter, and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated by random client selection, grouping discretionary and non-discretionary accounts, and in a manner to reduce custodian transaction costs. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid brokerage commissions of $21,356, $230,172 and 196,746, respectively.


     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PROXY VOTING POLICY

     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling (800) 431-1716 to request a copy from the Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th, effective beginning June 30, 2004, will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price) see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:


                Net Assets          =   Net Assets Value Per Share
           -----------------------
                Shares Outstanding

     An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2003 is as follows:

                $15,436,317        =  $9.52
           ----------------------
                  1,621,516



     For additional information about the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

Redemption In-Kind

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,073,842, of which $226,292 expires in 2009 and $847,348 expires in 2011.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

      "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return
for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P        =    a hypothetical $1,000 initial investment
                  T        =    average annual total return (after taxes on
                                distributions).
                  n        =    number of years
                  ATVd     =    ending value, after taxes on fund distribution
                                but not after taxes on redemption, at the end of the applicable period of the hypothetical
                                $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or stated ten years, the time period since the date of the initial public offering of shares will be substituted for the periods.

2. Average Annual Total Return (After Taxes on Distributions and Redemption as defined by the SEC is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value according to the following formula:

                  P(1+T)n = ATVdr

       Where:     P        =    a hypothetical $1,000 initial investment
                  T        =    average annual total return (after taxes on
                                distributions).
                  n        =    number of years
                  ATVdr    =    ending value, after taxes on fund distributions
                                and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The following table provides information regarding the Fund's performance for the fiscal year ended October 31, 2003:


   --------------------------------------------------------------------------------------------------------------------------------
                                                       Corbin Small-Cap Value Fund
   --------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
                                                                        One Year                Five Year         ince Inception(1)
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   Average Annual Total Return                                           36.19%                   7.62%                  0.28%
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   Average Annual Total Return After Taxes on Distributions              36.19%                   7.61%                 -0.12%
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
   Average Annual Total Return After Taxes on Distributions                                                              0.04%
   and Redemptions                                                       19.60%                   6.26%
   ------------------------------------------------------------ ------------------------- ---------------------- ------------------
       (1)June 30, 1997. Performance includes returns of the Predecessor Fund.


     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell 2000 Index or the S&P 600 Small-Cap Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of December 31, 2002, the Fund had net capital loss carryforwards of $4,215,607, of which $354,274 expires in 2008, $2,430,761 expires in 2009, and $1,430,572 expires in 2010.


     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and certain other officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250 per Fund) for these transfer agency services.


     In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). Unified began providing fund accounting services to the Predecessor Fund on November 1, 1998. For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $10,432, $25,153 and $18,967, respectively, from the Advisor on behalf of the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $29,282, $33,080 and $25,000, respectively, from the Advisor on behalf of the Fund for these administrative services.


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2004. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust and an officer of the Trust are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2003. You can obtain the Annual Report without charge upon written request or by calling the Fund at 1-800-924-6848.

                               WHERE THE GROWTH IS


                               Globalt Growth Fund

                                   PROSPECTUS


                                February 27, 2004



INVESTMENT OBJECTIVE:
Provide long term growth of capital





3060 Peachtree Road, N.W.
One Buckhead Plaza, Suite 225
Atlanta, Georgia 30305
www.globalt.com
877-Buy-GROWX (877-289-4769)


















   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN SUMMARY...........................................................1
-------------------
FEES AND EXPENSES OF INVESTING IN THE FUND....................................4
------------------------------------------
HOW TO BUY SHARES.............................................................5
-----------------
HOW TO REDEEM SHARES..........................................................7
--------------------
DETERMINATION OF NET ASSET VALUE..............................................9
--------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................9
----------------------------------
MANAGEMENT OF THE FUND.......................................................11
----------------------
FINANCIAL HIGHLIGHTS.........................................................12
--------------------
PRIVACY POLICY...............................................................13
--------------
FOR MORE INFORMATION.................................................Back Cover

11

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the GLOBALT Growth Fund is to provide long term growth of capital.

Principal Strategies

     The Fund invests primarily in common stocks of larger capitalization U.S. companies (those with market capitalizations of $3 billion or more). The Fund's investment adviser, GLOBALT, Inc., selects investments that it believes offer superior growth potential. The adviser uses a disciplined process based on certain fundamental and technical standards of selection. These standards may include:

     o    Positive trends in stock analysts' estimates,

     o Quarterly earnings that exceed consensus forecast by Wall Street analysts, o Low price-to-value ratios, and

     o Superior long term growth rate potential as determined by such factors as recent company earnings analysis, cyclical outlook, industry analysis and specific company competitive advantages.

     The adviser seeks to limit investment risk by diversifying the Fund's investments across a broad range of economic sectors, industries and companies.

     The adviser's strategy focuses on trends in the global economy while following its disciplined process to construct a portfolio that, in the adviser's opinion, consists of superior growth companies. As the Fund will primarily invest in growth-oriented stocks, it is expected that the Fund will generate a total return that is predominantly derived from long term capital appreciation. Although current income in the form of dividends is also expected, income is incidental to the Fund's principal strategies.

     The Fund may purchase put options and sell covered call options on common stocks, in an effort to capture gains from a decline in those securities and as a hedge against adverse market conditions. The adviser may use the purchase of call options or sale of covered put options as additional tools for participating in upward price movements. The adviser will engage in active trading of the Fund's portfolio securities as a result of its overall strategy, the effects of which are described below under "Portfolio Turnover Risk."

     The Fund may sell a security when the adviser believes that a company's financial and/or competitive position is deteriorating, the company's score in the adviser's research process worsens, or the adviser identifies a better investment opportunity.

Principal Risks of Investing in the Fund

     o Management Risk. The strategy used by the Fund's adviser may fail to produce the intended results.

     o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o Foreign Operations Risk. Because the companies in which the Fund invests depend heavily on foreign sales, any serious foreign economic or political problems, or significant fluctuations in currency exchange rates, could have a negative impact on the Fund.

     o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

     o Option Risks. The Fund may terminate an option it has purchased by selling it, allowing it to expire, or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid (plus related transaction costs). When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price (plus the premium received). When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund's costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received. The Fund may also terminate a position in an option it has sold by buying it back in the open market prior to expiration. The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts. Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund's cost to cover its obligations.

     o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.

     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

      The Fund may be suitable for:

     o    Long term investors seeking a fund with a growth investment strategy

     o    Investors willing to accept price fluctuations in their investment

     o Investors who can tolerate the greater risks associated with common stock investments

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

     The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to a broad-based securities index. On January 3, 2003, the Fund acquired the assets and liabilities of the GLOBALT Growth Fund, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [CHART OMITTED]


                           YEAR-BY-YEAR TOTAL RETURN
                         FOR YEARS ENDED DECEMBER 31ST
                                 1996 -  19.99%
                                 1997 -  28.67%
                                 1998 -  25.84%
                                 1999 -  27.15%
                                 2000 - -17.09%
                                 2001 - -15.77%
                                 2002 - -28.66%
                                 2003 -  31.12%




     During the period shown, the highest return for a quarter was 23.26% (4th quarter, 1999); and the lowest return was -18.95% (3rd quarter, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)

                                                                                                Since Inception (December
The Fund                                                               1 Year         5 Years          1, 1995)
                                                                       ------         --------         --------
     Return Before Taxes                                               31.12%          -3.65%            6.91%
     Return After Taxes on Distributions(1)                            30.93%          -4.32%            6.04%
     Return After Taxes on Distributions and Sale of Fund
     Shares(1)                                                         19.10%          -2.73%            5.85%
S&P 500 Index (reflects no deductions for fees,
      expenses and taxes)                                              28.66%           4.62%            9.49%


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1............................................................NONE
Exchange Fee...............................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.17%
Distribution (12b-1) Fees..................................................NONE
Other Expenses............................................................0.03%
Total Annual Fund Operating Expenses......................................1.20%
Expense Reimbursement2....................................................0.03%
Net Expenses..............................................................1.17%


     1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

     2 The Fund's adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and
          (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the average daily net assets for that period.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

              1 year           3 years           5 years           10 years
              ------           --------          -------           --------
               $121              $377              $656             $1,451

                                HOW TO BUY SHARES

Initial Purchase


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


     The minimum initial investment in the Fund is $25,000 and minimum subsequent investments are $5,000. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.


     By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form which accompanies this Prospectus;

     o    a check (subject to the minimum amounts) made payable to the Fund; and

     o    the initial check should have the same address as the application.

      Mail the application and check to:

    U.S. Mail:                          Overnight:
    GLOBALT Growth Fund                 GLOBALT Growth Fund
    c/o Unified Fund Services, Inc.     c/o Unified Fund Services, Inc.
    P.O. Box 6110                       431 North Pennsylvania Street
    Indianapolis, Indiana 46206-6110    Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (877) 289-4769 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn: GLOBALT Growth Fund
      Account Name _________________(write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204615

     You must provide a signed application to Unified Fund Services Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

         -your name                -the name of your account(s)
         -your account number(s)   -a check made payable to GLOBALT Growth Fund

Checks should be sent to the GLOBALT Growth Fund at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

   U.S. Mail:                         Overnight:
   GLOBALT Growth Fund                GLOBALT Growth Fund
   c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
   P.O. Box 6110                      431 North Pennsylvania Street
   Indianapolis, Indiana 46206-6110   Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-877-289-4769 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (877) 289-4769. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (877) 289-4769. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the

Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value according to procedures approved by the Board of Trustees. Requests to purchase and sell shares are processed at the NAV next calculated after we received your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares.

Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

Type of Transaction                                   Tax Status

Qualified dividend income                             Generally maximum 15% on non-corporate
                                                      taxpayers

Net short-term capital gain distributions             Ordinary income rate

Net long-term capital gain distributions              Generally maximum 15% on non-corporate
                                                      taxpayers*

Sales of shares
(including redemptions) owned                         Gains taxed at generally maximum 15%
more than one year                                    on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                         Gains are taxed at the same rate as ordinary
for one year or less                                  income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.


     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND

     GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, serves as investment adviser to the Fund. The adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. During the fiscal year ended October 31, 2003, the Fund paid the adviser a fee equal to 1.17% of its average daily net assets.

     The investment decisions for the Fund are made by a committee of the adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     The Fund's adviser pays all of the operating expenses of the Fund except brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single share of the Fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The table includes audited financial information of the Fund's predecessor for the years ended October 31, 1999 through 2002. The information for the fiscal years ended October 31, 1999 through 2003 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with Fund's financial statements, are included in the Fund's annual report. The annual report is available from the Fund upon request without charge.


                                                                       For the years ended October 31,
                                                -----------------------------------------------------------------------
                                                     2003            2002         2001          2000         1999
                                                ----------------------------------------------------------------------

       Net asset value, beginning of year        $    9.52       $   12.17     $  20.72      $  19.53      $ 16.14
       Income (loss) from investment operations:
            Net investment income (loss)             (0.05)          (0.06)       (0.07)        (0.09)       (0.05)
            Net gains or (losses) on securities
              (both realized and unrealized)          2.30           (2.59)       (6.33)         2.23         4.27
                                                ----------------------------------------------------------------------
       Total from investment operations               2.25           (2.65)       (6.40)         2.14         4.22
                                                ----------------------------------------------------------------------
       Less distributions
            Dividends (from net investments
            income)                                     -               -             -            -          (0.02)
            Distributions (from capital gains)      (0.08)              -         (2.15)       (0.95)         (0.81)
                                                ----------------------------------------------------------------------
            Total dividend and distributions        (0.08)              -         (2.15)       (0.95)         (0.83)
                                                ----------------------------------------------------------------------
                                                ----------------------------------------------------------------------
       Net asset value, end of year             $   11.69       $   9.52       $  12.17      $  20.72      $  19.53
                                                ======================================================================

       Total return                                23.68%        -21.77%         -32.87%       10.78%         26.67%

       Net assets, end of year (000)           $   8,709        $ 7,817        $ 12,946      $21,110      $  16,934

       Ratios and Supplemental Data:
       Ratio of expenses to average net assets
            before waiver                           1.20%          1.20%          1.32%        1.18%         1.18%
       Ratio of expenses to average net assets      1.17%          1.17%          1.30%        1.18%         1.17%
       Ratio of net income (loss) to average
            net assets before waiver               -0.45%         -0.51%         -0.46%       -0.45%        -0.28%
       Ratio of net income (loss) to average
            net assets                             -0.42%         -0.49%         -0.44%       -0.45%        -0.27%

       Portfolio Turnover Rate                    123.97%        180.19%        244.82%      159.09%       120.46%


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

           Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal period.

           Call the Fund at 877-Buy-Growx (877-289-4769) to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

           You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











      Investment Company Act #811-21237

8


                               GLOBALT GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 27, 2004


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of GLOBALT Growth Fund dated February 28, 2004. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2003 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at 431 N. Pennsylvania St., Indianapolis, IN 46204, or by calling 1-877-BUY-GROWX (877-289-4769).


                                TABLE OF CONTENTS
                                                                           PAGE
DESCRIPTION OF THE TRUST AND FUND.............................................2
---------------------------------
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3
---------------------------------------------------------------------
INVESTMENT LIMITATIONS........................................................5
----------------------
INVESTMENT ADVISER............................................................8
------------------
TRUSTEES AND OFFICERS.........................................................9
---------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................12
------------------------------------
PROXY VOTING POLICY..........................................................13
-------------------
DETERMINATION OF NET ASSET VALUE.............................................14
--------------------------------
REDEMPTION IN-KIND...........................................................15
------------------
INVESTMENT PERFORMANCE.......................................................15
----------------------
STATUS AND TAXATION OF THE FUND..............................................17
-------------------------------
CUSTODIAN....................................................................19
---------
FUND SERVICES................................................................19
-------------
ACCOUNTANTS..................................................................20
-----------
DISTRIBUTOR..................................................................20
-----------
FINANCIAL STATEMENTS.........................................................20
--------------------

DESCRIPTION OF THE TRUST AND FUND

     GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

     On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of February 5, 2004, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA, 94104 - 13.47%; Putnam Fiduciary Trust, One Investors Way, Norwood, MA 02062 - 14.39%;NBC Securities, 1927 First Avenue North, Birmingham, AL 35203, - 14.16%; B. Hackey, 2 Office Park Cir., Suite #1, Birmingham, AL 35223 - 6.40%.

     As of February 5, 2004, the officers and trustees as a group owned less than one percent (1%) of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

     A. Equity Securities. Equity securities include common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants, or convertible preferred stocks.

     B. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy (subject to review by the Board of Trustees). The adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     C. Other Investment Companies. The Fund is permitted to invest in other investment companies at any time. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

     D. Fixed Income Securities. The Fund may temporarily invest in short term fixed income securities. The Fund will limit its investment in fixed income securities to corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     E. Financial Services Industry Obligations. The Fund may invest up to 5% of its net assets in each of the following obligations of the financial services industry:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     F. Option Transactions. The Fund may engage in option transactions involving individual securities and market indices. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market.

     Options on securities which the Fund sells (writes) will be "covered." The sale of a call option will be covered either 1) by owning the underlying security or (for an option on a stock index) by holding a portfolio of securities substantially replicating the movement of the index, 2) by segregating with the Custodian high quality liquid debt obligations equal to the current market price of the security or index, marked to market daily, 3) by owning another call option on the same underlying security or index with the same or a later expiration date and the same or a lower strike price, or 4) by owning another call option on the same underlying security or index with the same or a later expiration date and a higher strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold call and the strike price of the purchased call. The sale of a put option will be covered either 1) by segregating with the Custodian high quality liquid debt obligations equal to the amount necessary to purchase the underlying security if exercised, marked to market daily, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to segregating with the Custodian high quality liquid debt obligations equal to the difference between the strike price of the sold put and the strike price of the purchased put. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

     The Fund may also engage in multiple option transactions involving the same underlying stock or index. Generally, the adviser would use a multiple option strategy only in special situations to reduce the cost of the hedge or to enhance the Fund's return. In such cases, each option sold by the Fund will be covered as described in the preceding paragraph.

     The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price, in which case the Fund may be required to purchase the security at a higher price than the market price of the security. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price. Further, the total premium paid for any option may be lost if the Fund does not exercise the option, or in the case of over-the-counter options, the writer does not perform its obligations.

     G. Loans of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the adviser in response to requests of broker-dealers or institutional investors which the adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of

Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
with   respect   to  the  Fund   and  are   Non-Fundamental   (see   "Investment
Limitations-Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     7. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISER

     The Adviser is GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"). Synovus Financial Corp. ("Synovus") may be deemed to be a controlling person of the Adviser due to its ownership of 100% of the outstanding shares of the Adviser. Synovus is a financial services company.


     Under the terms of the management agreement ("Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund (including organizational expenses) except brokerage costs, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.17% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid advisory fees of $195,586, $126,084 and $94,853, respectively. The Adviser has contractually agreed through February 28, 2005 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the Fund's total annual operating expenses, excluding brokerage costs, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.17% of the average daily net assets for that period.


     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Adviser provide the Board with copies of the Adviser's most recent financial statements, a description of the Adviser's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Adviser's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Adviser or its personnel. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

     At the meeting, counsel to the Trust reviewed the universal fee proposed to be paid to the Adviser. Counsel stated that the Adviser has agreed to pay all fees and expenses of the Fund to the extent necessary to maintain the Fund's total annual operating expenses (excluding certain expenses described above) at 1.17% of its average annual daily net assets through February 28, 2005. The Adviser provided information on expense ratios for comparable funds, which ranged from 1.49% to 0.75%. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Predecessor Fund's one-year performance return, which was below the one-year return for the S&P 500, may have been due to its focus on large-cap multi-national companies. He stated that the Predecessor Fund had a long-term history with the Adviser and had not experienced any problems.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Adviser retains the right to use the name "GLOBALT" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "GLOBALT" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides  information   regarding  each  Independent
Trustee.

------------------------------ ------------------------------------ ---------------------------- ---------------------------
                                                                                                    Number of Portfolios
    Name, Age and Address        Position(s) Held with the Fund                                       in Fund Complex1
                                            Complex1                   Length of Time Served        Overseen by Trustee
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------ ------------------------------------ ---------------------------- ---------------------------
Gary E. Hippenstiel                          Trustee                  Since inception of the                 30
431 N. Pennsylvania St.                                                        Trust
Indianapolis, IN 46204

Year of Birth:  1947
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------------------------------------------- --------------------------------------------------------
            Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
------------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------------
Director,  Vice President and Chief  Investment  Officer of Legacy     Trustee, AmeriPrime Advisors Trust, July 2002 to
Trust  Company  since  1992.  President  and  Director of Heritage      present; Trustee, AmeriPrime Funds, since 1995;
Trust  Company  from  1994-1996;  Vice  President  and  Manager of      Trustee, CCMI Funds since 2003; Trustee, Access
Investments of Kanaly Trust Company from 1988 to 1992.                       Variable Insurance Trust since 2003.
------------------------------------------------------------------- --------------------------------------------------------
------------------------------ ------------------------------------ ---------------------------- ---------------------------
                                 Position(s) Held with the Fund        Length of Time Served      Number of Portfolios in
    Name, Age and Address                   Complex1                                                   Fund Complex1
                                                                                                    Overseen by Trustee
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------ ------------------------------------ ---------------------------- ---------------------------
Stephen A. Little                            Trustee                  Since inception of the                 30
431 N. Pennsylvania St.                                                        Trust
Indianapolis, IN 46204

Year of Birth:  1946
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------------------------------------------- --------------------------------------------------------
            Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
------------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------------
President  and founder,  The Rose,  Inc., a registered  investment     Trustee, AmeriPrime Advisors Trust, July 2002 to
advisor, since April 1993.                                              present; Trustee, AmeriPrime Funds, since 1995;
                                                                                Trustee, CCMI Funds since 2003.
------------------------------------------------------------------- --------------------------------------------------------

                                      -9-

------------------------------ ------------------------------------ ---------------------------- ---------------------------
                                                                                                    Number of Portfolios
    Name, Age and Address        Position(s) Held with the Fund        Length of Time Served          in Fund Complex1
                                            Complex1                                                Overseen by Trustee
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------ ------------------------------------ ---------------------------- ---------------------------
Daniel Condon                                Trustee                  Since inception of the                 30
431 N. Pennsylvania St.                                                        Trust
Indianapolis, IN 46204

Year of Birth:  1950
------------------------------ ------------------------------------ ---------------------------- ---------------------------
------------------------------------------------------------------- --------------------------------------------------------
            Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
------------------------------------------------------------------- --------------------------------------------------------
------------------------------------------------------------------- --------------------------------------------------------
Vice  President  and  General  Manager,  International  Crankshaft                           None
Inc.,  an  automotive  equipment  manufacturing  company,  1990 to present;  Trustee,  The Unified Funds, from 1994 to 2002; Trustee,
Star Select Funds, a REIT mutual fund, from 1997 to 2000.
------------------------------------------------------------------- --------------------------------------------------------
(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee assists the Board in determining the fair value of illiquid securities held by the Fund, if any. The Valuation Committee was not been required to meet during the year ended December 31, 2003.

     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2003.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


----------------------------- -------------------------------------- --------------------------------- -----------------------
                                                                                                        Number of Portfolios
   Name, Age and Address         Position(s) Held with the Fund           Length of Time Served           in Fund Complex1
                                            Complex1                                                    Overseen by Trustee
----------------------------- -------------------------------------- --------------------------------- -----------------------
----------------------------- -------------------------------------- --------------------------------- -----------------------
Timothy Ashburn2                  Trustee, President, Assistant        President since inception of              30
431 N. Pennsylvania St.                     Secretary                   the Trust. Secretary from
Indianapolis, IN 46204                                               December 2002 to December 2003.
                                                                        Assistant Secretary since
Year of Birth: 1950                                                           December 2003.
----------------------------- -------------------------------------- --------------------------------- -----------------------
-------------------------------------------------------------------- ---------------------------------------------------------
             Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
Chairman of Unified Financial  Services,  Inc. since 1989 and Chief   Chairman, Unified Financial Services, Inc. since 1989.
Executive  Officer  from  1989 to 1992  and  1994  to  April  2002;     Director, Unified Financial Securities, Inc. since
President of Unified  Financial  Services,  Inc. from November 1997     1990. Director, Unified Fund Services, Inc. since
to April 2000.                                                       November 2002. Trustee, AmeriPrime Advisors Trust, July
                                                                     2002 to present; Trustee, AmeriPrime Funds, since 1995;
                                                                                 Trustee, CCMI Funds since 2003.
-------------------------------------------------------------------- ---------------------------------------------------------
                                      -10-

----------------------------- -------------------------------------- ------------------------------- -------------------------
                                                                                                     Number of Portfolios in
   Name, Age and Address         Position(s) Held with the Fund          Length of Time Served        Fund Complex1 Overseen
                                            Complex1                                                        by Trustee
----------------------------- -------------------------------------- ------------------------------- -------------------------
----------------------------- -------------------------------------- ------------------------------- -------------------------
Ronald C. Tritschler3                        Trustee                  Since inception of the Trust              30
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- -------------------------------------- ------------------------------- -------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
             Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
Chief  Executive  Officer,  Director and legal  counsel of The Webb      Trustee, AmeriPrime Advisors Trust, July 2002 to
Companies,  a national real estate  company,  from 2001 to present;      present; Trustee, AmeriPrime Funds, since 1995;
Executive  Vice  President and Director of The Webb  Companies from              Trustee, CCMI Funds since 2003.
1990 to 2000;  Director,  The Lexington Bank, from 1998 to present;
Director,   Vice   President   and  legal  counsel  for  The  Traxx
Companies,  an owner and operator of convenience  stores, from 1989 to present.
-------------------------------------------------------------------- ---------------------------------------------------------
----------------------------- -------------------------------------- ------------------------------- -------------------------
                                 Position(s) Held with the Fund          Length of Time Served       Number of Portfolios in
   Name, Age and Address                    Complex1                                                  Fund Complex1 Overseen
                                                                                                            by Trustee
----------------------------- -------------------------------------- ------------------------------- -------------------------
----------------------------- -------------------------------------- ------------------------------- -------------------------
Thomas G. Napurano            Treasurer and Chief Financial Officer   Since inception of the Trust             N/A
2424 Harrodsburg Road
Lexington, KY  40503

Year of Birth:  1941
----------------------------- -------------------------------------- ------------------------------- -------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
             Principal Occupations During Past 5 Years                         Other Directorships Held by Trustee
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
Chief  Financial  Officer and Executive  Vice  President of Unified                            N/A
Financial  Services,  Inc.,  the  parent  company  of  the  Trust's administrator and distributor;  member of the board of directors of
Unified  Financial  Services,  Inc. from 1989 to March 2002.  Chief
Financial  Officer and  Treasurer,  AmeriPrime  Advisors  Trust and
AmeriPrime  Funds  (since  October  2002),  and CCMI  Funds  (since
August 2003).
-------------------------------------------------------------------- ---------------------------------------------------------
------------------------------ ------------------------------------- ------------------------------- -------------------------
                                                                                                       Number of Portfolios
    Name, Age and Address      Position(s) Held with Fund Complex1       Length of Time Served           in Fund Complex1
                                                                                                       Overseen by Trustee
------------------------------ ------------------------------------- ------------------------------- -------------------------
------------------------------ ------------------------------------- ------------------------------- -------------------------
Carol Highsmith                             Secretary                   Secretary since December               N/A
431 N. Pennsylvania St.                                                2003. Assistant Secretary
Indianapolis, IN 46204                                                   from December 2002 to
                                                                             December 2003.
Year of Birth:  1964
------------------------------ ------------------------------------- ------------------------------- -------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
             Principal Occupations During Past 5 Years                               Other Directorships Held
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
Secretary and Vice President,  Compliance of Unified Fund Services,                            None
Inc.   (November  1994  to  present);   Vice  President  and  Asst.
Secretary of Lindbergh Funds

-------------------------------------------------------------------- ---------------------------------------------------------

(1)  The term "Fund Complex"  refers to AmeriPrime  Funds,  AmeriPrime  Advisors
     Trust and the Trust.

(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.

(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

         The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2003.

   ------------------------------------ ---------------------------------- ------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All
                 Trustee                   Dollar Range of Fund Shares          Funds Within the Fund Complex(1)
   ------------------------------------ ---------------------------------- ------------------------------------------
   ------------------------------------ ---------------------------------- ------------------------------------------
   Gary E. Hippenstiel                                None                                   None
   ------------------------------------ ---------------------------------- ------------------------------------------
   ------------------------------------ ---------------------------------- ------------------------------------------
   Timothy L. Ashburn                                 None                                   None
   ------------------------------------ ---------------------------------- ------------------------------------------
   ------------------------------------ ---------------------------------- ------------------------------------------
   Ronald Tritschler                                  None                                   None
   ------------------------------------ ---------------------------------- ------------------------------------------
   ------------------------------------ ---------------------------------- ------------------------------------------
   Stephen Little                                     None                                   None
   ------------------------------------ ---------------------------------- ------------------------------------------
   ------------------------------------ ---------------------------------- ------------------------------------------
   Daniel Condon                                      None                                   None
   ------------------------------------ ---------------------------------- ------------------------------------------
   (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
       Trust and the Trust.

     The compensation paid to the Trustees of the Trust for the year ended December 31, 2003 is set forth in the following table. Trustee fees are Fund Complex expenses and the Fund incurs its pro rata share of expenses based on the number of series in the Fund Complex.

===================================== =============== ======================= =================== ========================
                                        Aggregate     Pension or Retirement    Estimated Annual     Total Compensation
                                       Compensation    Benefits Accrued As      Benefits Upon       from Trust and Fund
        Independent Trustees            from Fund     Part of Fund Expenses       Retirement              Complex
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Gary E. Hippenstiel, Trustee               $715                 $0                    $0                  $20,000
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Stephen A. Little, Trustee                 $465                 $0                    $0                  $13,000
------------------------------------- --------------- ----------------------- ------------------- ------------------------
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Daniel Condon, Trustee                     $465                 $0                    $0                  $13,000
------------------------------------- --------------- ----------------------- ------------------- ------------------------
===================================== =============== ======================= =================== ========================
                                        Aggregate     Pension or Retirement    Estimated Annual     Total Compensation
    Non-Independent Trustees and       Compensation    Benefits Accrued As      Benefits Upon       from Trust and Fund
              Officers                 from Trust*    Part of Fund Expenses       Retirement              Complex
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Timothy L. Ashburn, Trustee,                $0                  $0                    $0                    $0
President and Assistant Secretary
------------------------------------- --------------- ----------------------- ------------------- ------------------------
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Ronald C. Tritschler, Trustee              $393                 $0                    $0                  $11,000
------------------------------------- --------------- ----------------------- ------------------- ------------------------
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Thomas G. Napurano, CFO and                 $0                  $0                    $0                    $0
Treasurer
------------------------------------- --------------- ----------------------- ------------------- ------------------------
------------------------------------- --------------- ----------------------- ------------------- ------------------------

Carol J. Highsmith, Secretary               $0                  $0                    $0                    $0
===================================== =============== ======================= =================== ========================


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $20,452,927 of brokerage transactions (on which commissions were $21,485) during the fiscal year ended October 31, 2003.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Fund and another of the Adviser's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


     For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund paid brokerage commissions of $80,854, $48,971 and $27,713, respectively.


     The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PROXY VOTING POLICY

     The Trust and the Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Adviser, subject to the Adviser's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Adviser or its affiliates and the Fund arises with respect to any proxy, the Adviser must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     The Adviser has adopted the ISS Proxy Voting Guidelines Summary. The ISS Guidelines provide that certain proxy issues should be reviewed on a case-by-case basis, including, but not limited to, director elections, corporate governance, executive and director compensation, shareholder rights and social and environmental issues, and outline the factors that the Adviser should consider in determining whether a proposal deserves support. For example, the ISS guidelines provide that Adviser should vote against management proposals that seek to limit shareholder rights or insulate management and directors from liability for violating their duty of care to shareholders. In uncontested director elections, the Guidelines direct the Adviser to consider factors, among others, such as the company's long-term performance compared to an index, and whether a majority of the directors would be independent from management.

     You may obtain a copy of the Trust's and the Adviser's proxy voting policy by calling 877-289-4769 to request a copy from the Fund's Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th, beginning June 30, 2004, will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:


                      Net Assets                 =  Net Asset Value Per Share
                 ------------------------------
                      Shares Outstanding

         An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2003 is as follows:

                       $8,709,157                =  $11.69
                  -----------------------------
                          744,931


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,805,139, of which $2,379,244 expires in 2009 and $2,425,895 expires in 2011.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P      = a hypothetical $1,000 initial investment
                  T      = average annual total return
                  n      = number of years
                  ERV    = ending redeemable value at the end of the
                           applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

         "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P     = a hypothetical $1,000 initial investment
                  T     = average annual total return (after taxes on
                          distributions)
                  n     = number of years
                  ATVD  = ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

         "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P      = a hypothetical $1,000 initial investment
                  T      = average annual total return (after taxes on
                           distributions and redemption)
                  n      = number of years
                  ATVDR  = ending value at the end of the applicable
                           period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

      The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the GLOBALT Growth Fund's performance (including the Predecessor Fund's performance) for the periods ended October 31, 2003.



-------------------------------------------------------------------------------------------------------------------------------
                               GLOBALT GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
                                                                1 Year                 5 Year          Since Inception (Dec.
                                                                ------                 ------          ----------------------
                                                                                                              1, 1995)
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
Average Annual Total Return                                     23.68%                 -1.84%                   6.43%
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
Average Annual Total Return After Taxes on
Distributions                                                   23.50%                 -2.70%                   5.55%
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
-------------------------------------------------------- ---------------------- ---------------------- ------------------------
Average Annual Total Return After Taxes on
Distributions and Redemptions                                   14.57%                 -1.24%                   5.47%
-------------------------------------------------------- ---------------------- ---------------------- ------------------------



     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, or the Russell 1000 Growth Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2003, the Fund had net capital loss carryforwards of $4,805,139, of which, $2,379,244 expires in 2009 and $2,425,895 expires in 2011.


     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.


     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). Unified began providing accounting services to the Fund (including the Predecessor Fund) on November 1, 1998. For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $27,640, $23,688 and $16,200, respectively, from the Adviser on behalf of the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $29,837, $31,179 and $25000, respectively, from the Adviser on behalf of the Fund (including the Predecessor Fund) for these administrative services.


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2004. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust, and an officer of the Trust are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2003. You can obtain the Annual Report without charge upon written request or request by telephone.

                            Marathon Value Portfolio

                                   PROSPECTUS


                                February 27, 2004



INVESTMENT OBJECTIVE:
Long-term capital appreciation





1050 Crown Pointe Parkway, Suite 950
Atlanta, GA 30338
(800) 788-6086
www.marathonvalue.com




























      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

13




                                TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN SUMMARY...........................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND....................................5

HOW TO BUY SHARES.............................................................5

HOW TO REDEEM SHARES..........................................................7

DETERMINATION OF NET ASSET VALUE..............................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................9

MANAGEMENT OF THE FUND.......................................................11

FINANCIAL HIGHLIGHTS.........................................................12

PRIVACY POLICY...............................................................13

FOR MORE INFORMATION.................................................BACK COVER

Ticker Symbol: MVPFX

                               RISK/RETURN SUMMARY


Investment Objective

     The investment objective of the Marathon Value Portfolio (the "Fund") is to provide shareholders with long-term capital appreciation in a well-diversified portfolio. The Fund will measure its performance against the Standard & Poor's 500 Index(R). It will benchmark both relative performance and volatility against that measure.

Principal Strategies

     The Fund primarily will provide the investor broad exposure to what the Fund's advisor, Spectrum Advisory Services, Inc., believes are the best opportunities or values in common stocks of U.S. companies. These opportunities or values typically will be stocks of companies that, in the advisor's opinion, do not reflect the intrinsic value of the companies.

     The advisor intends that the Fund will invest primarily in common stocks of U.S. companies that have potential "value" in the advisor's judgment. The advisor believes that determining value involves an effort to understand a company's assets and business strengths and to compare those to the current price of the company's stock. It is worth noting that in today's economy, assets are often intangible. A value investor does not place great emphasis on precise projections of future earnings or on the current momentum of the company's business. The advisor will not exclude great companies that sell at reasonable prices relative to their value. The advisor intends for the Fund to provide investors with exposure to a wide number of industries.

     In valuing a company, the advisor takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company's business. To assess management strength, the advisor looks for characteristics such as a long-term record of success or positive opinions from industry observers. The advisor seeks companies whose businesses possess, in the advisor's opinion, inherent strength based on factors such as superior production or distribution processes, unique products or quality franchises. The Fund may also purchase a company's stock if the advisor's assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security. The advisor's assessment of private market value is based on reported similar transactions, information in industry publications or from individuals within the industry, or other sources of information.

     The Fund may invest in short-term and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. The Fund may invest in lower-rated debt securities of a company if the advisor believes that the company's junk bonds offer more potential for participating in the company's long-term prospects than could be achieved by investing in the company's other available securities. The Fund also may invest up to 10% of its assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the advisor. The Fund may retain securities that are subsequently downgraded or in default, or the advisor may sell them in an orderly manner. The Fund also may invest up to 10% of its assets in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

     The Fund intends to remain substantially invested in value securities. If, however, the advisor believes that sufficient investment opportunities that meet the Fund's investment criteria are not available, the Fund may invest up to 20% of its total assets in money market funds, investment grade short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees when investing in money market funds. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

     The advisor believes its price-driven, value-oriented approach will provide investors with the opportunity for growth, while providing some protection against permanent impairment of capital. The advisor seeks to reduce risk by buying stocks the advisor believes are reasonably priced relative to the company's earnings and sales, by diversifying broadly and by avoiding current market favorites. The advisor's decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of all sizes, which includes large, mid-cap, and small-cap securities.

     The Fund may sell a security when the advisor believes the price is no longer undervalued relative to the company's earnings and sales, the company's prospects have deteriorated, there has been a change in management, or better investment opportunities are available.


Principal Risks of Investing in the Fund

     o Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

     o Management Risk. The advisor's value-oriented approach may fail to produce the intended results. If the advisor's perception of a company's worth is not realized in the expected time frame, the Fund's overall performance may suffer.

     o Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small-and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap or mid-cap stock, and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

     o Foreign Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively smaller than those in the U.S. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

     o Interest Rate Risk. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is greater for investments in junk bonds.

     o Credit Risk. Changes in the financial strength of an issuer may affect the issuer's ability to repay principal and to make timely interest payments. The degree of risk for a particular security may be reflected in its credit rating. Junk bonds are subject to greater credit and market risk than higher rated securities.

     o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

     o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

         The Fund may be suitable for:

     o    Long-term investors seeking a fund with a value investment strategy

     o Investors who can tolerate the risks associated with common stock investments

     o Investors willing to accept the greater market price fluctuations of smaller companies

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in short-term U.S. Government securities, money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed

     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund's returns and the table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. On January 3, 2003, the Fund acquired the assets and liabilities of the Marathon Value Portfolio, a series of Ameriprime Funds, in a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart and table include the predecessor fund's returns. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [CHART OMITTED]


                 YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31ST

                                 2001 -  4.70%
                                 2002 - -11.00%
                                 2003 -  26.20%



     During the period shown, the highest return for a quarter was 14.92% (2nd quarter, 2003); and the lowest return was -12.82% (3rd quarter, 2002).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)

                                                  1 Year   Since March 28, 2000*
                                                  ------   ---------------------
The Fund
     Return Before Taxes                          26.20%           8.61%
     Return After Taxes on Distributions(1)       25.86%           8.21%
     Return After Taxes on Distributions and
     Sale of Fund Shares(1)                       15.95%           6.82%
S&P 500 Index                                     28.66%          -6.37%
(reflects no deduction for fees, expenses, or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

* The Fund's current advisor began managing the predecessor fund on March 28, 2000.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ..........................NONE
Maximum Deferred Sales Charge (Load).......................................NONE
Redemption Fee1............................................................NONE
Exchange Fee...............................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees...........................................................1.25%
Distribution (12b-1) Fees..................................................NONE
Other Expenses ...........................................................0.02%
Total Annual Fund Operating Expenses .....................................1.27%
Expense Reimbursement2....................................................0.02%
Net Expenses .............................................................1.25%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund's advisor contractually has agreed through October 31, 2006 to reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses and interest on securities sold short) and extraordinary expenses at 1.25% of average daily net assets.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first four years) and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


              1 year           3 years           5 years           10 years
              ------           --------          -------           --------
               $127              $397              $691             $1,528


                                HOW TO BUY SHARES

Initial Purchase


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail - To be in proper form, your initial purchase request must include:

     o a completed and signed investment application form (which accompanies this Prospectus);

     o    a check (subject to the minimum amounts) made payable to the Fund; and

     o the initial check should have the same address and registration/name as the application.

      Mail the application and check to:

      U.S. Mail:                           Overnight:
      Marathon Value Portfolio             Marathon Value Portfolio
      c/o Unified Fund Services, Inc.      c/o Unified Fund Services, Inc.
      P.O. Box 6110                        431 North Pennsylvania Street
      Indianapolis, Indiana 46206-6110     Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 788-6086 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


      Huntington National Bank
      ABA #0440-0002-4
      Attn: Marathon Value Portfolio
      Account Name ________________ (write in shareholder name)
      For the Account # ____________(write in account number)
      D.D.A.# 01892204628


     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

   -your name                 -the name of your account(s)
   -your account number(s)    -a check made payable to Marathon Value Portfolio

Checks should be sent to the Marathon Value Portfolio at the address listed under the heading "How to Buy Shares - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares- By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, or credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature stamp guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The

Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

      U.S. Mail:                        Overnight:
      Marathon Value Portfolio          Marathon Value Portfolio
      c/o Unified Fund Services, Inc.   c/o Unified Fund Services, Inc.
      P.O. Box 6110                     431 North Pennsylvania Street
      Indianapolis, Indiana 46206-6110  Indianapolis, Indiana 46204

     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-788-6086 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 788-6086. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption, please call the Fund's transfer agent at (800) 788-6086. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your  shares is based on the Fund's  net asset  value
(NAV) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     The Fund's assets generally are valued at their market value. If market prices are not available, or it an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Board of Trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. However, as discussed below, the 2003 Tax Act made certain changes in the taxation of "qualified dividend income" and long-term capital gains to non-corporate taxpayers. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:


Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


Type of Transaction                                  Tax Status

Qualified dividend income                             Generally maximum 15% on non-corporate
                                                      taxpayers

Net short-term capital gain distributions             Ordinary income rate

Net long-term capital gain distributions              Generally maximum 15% on non-corporate
                                                      taxpayers*

Sales of shares
(including redemptions) owned                         Gains taxed at generally maximum 15%
more than one year                                    on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                         Gains are taxed at the same rate as ordinary
for one year or less                                  income; losses are subject to special rules

         *For gains realized between May 6, 2003 and December 31, 2008.


     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

         If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.


                             MANAGEMENT OF THE FUND


     Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338, www.spectrumadvisory.com, serves as investment advisor to the Fund. Spectrum has been providing portfolio management services since its founding in 1991 by Marc S. Heilweil. The advisor provides equity and fixed income portfolio management services to a select group of individuals, pension and profit sharing plans, trusts, estates and non-profit organizations and, as of January 31, 2004, managed over $276 million in assets. As of January 31, 2004, Portfolio Manager Marc Heilweil and Spectrum Advisory Services, Inc., owned in the aggregate 5.16% of the Fund's shares. For the fiscal year ended October 31, 2003, the Fund paid the advisor a fee equal to an annual average rate of 1.26% of its average daily net assets.


     Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund, including the predecessor fund, since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor's clients.

     The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Fund does not pay any 12b-1 fees). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund's advisor contractually has agreed through October 31, 2006, to reimburse the Fund's expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses) at 1.25% of average daily net assets.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the financial performance of the Fund since its inception. Certain information reflects financial results for a single share of the Fund. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The table includes financial information of the Fund's predecessor for the fiscal years ended October 31, 1999 through 2002. The information for the fiscal years ended October 31, 1999 through 2003 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available from the Fund upon request without charge.


                                Year ended    Year ended    Year ended     Year ended   Year ended
                              Oct. 31, 2003  Oct. 31, 2002 Oct. 31, 2001 Oct. 31, 2000  Oct. 31, 1999
                              -------------  ------------  ------------- -------------  ------------
Selected Per Share Data
Net asset value, beginning of period$ 9.65       $ 10.63        $ 10.38        $ 9.23        $ 8.48
                              -------------  ------------  ------------- -------------  ------------
Income from investment operations
  Net investment income (loss)        0.09          0.12           0.16          0.08         (0.01)
  Net realized and unrealized gain (lo1.91         (0.98)          0.18          1.07          0.78
                              -------------  ------------  ------------- -------------  ------------
                              -------------  ------------  ------------- -------------  ------------
Total from investment operations     (0.10)        (0.86)          0.34          1.15          0.77
                              -------------  ------------  ------------- -------------  ------------
Less Distributions to shareholders:
  From net investment income         (0.10)        (0.12)         (0.09)         0.00         (0.02)
  From net realized gain              0.00          0.00           0.00          0.00          0.00
                              -------------  ------------  ------------- -------------  ------------
                              -------------  ------------  ------------- -------------  ------------
Total distributions                  (0.10)        (0.12)         (0.09)         0.00         (0.02)
                              -------------  ------------  ------------- -------------  ------------

Net asset value, end of period      $ 9.45        $ 9.65        $ 10.63       $ 10.38        $ 9.23
                              =============  ============  ============= =============  ============

Total Return                        20.88%        -8.21%          3.24%        12.46% (a)     9.04%

Ratios and Supplemental Data
Net assets, end of period (000)   $ 13,445      $ 10,287        $ 7,294       $ 3,782       $ 4,116
Ratio of expenses to average net asse1.26%         1.28%          1.28%         1.42% (b)     1.48%
Ratio of expenses to average net assets
   before waiver & reimbursement     1.27%         1.28%          1.29%         1.49%         1.51%
Ratio of net investment income to
   average net assets                0.87%         1.11%          1.45%         0.85%        -0.07%
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                     0.86%         1.11%          1.45%         0.79%        -0.11%
Portfolio turnover rate             46.03%        44.44%         60.79%       207.02%       140.37%

(a)  Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000
       (date of change in advisor) through October 31, 2000 was 11.37%.
(b)  The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.


                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, amount of investment and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 800-788-6086 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.














Investment Company Act #811-21237

21


                            MARATHON VALUE PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION


                                February 27, 2004

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Marathon Value Portfolio dated February 28, 2004. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2003 ("Annual Report"). A free copy of the Prospectusor Annual Report can be obtained by writing the transfer agent at Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 788-6086.


                                TABLE OF CONTENTS
                                                                           PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2
---------------------------------
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3
---------------------------------------------------------------------
INVESTMENT LIMITATIONS........................................................6
----------------------
INVESTMENT ADVISOR............................................................8
------------------
TRUSTEES AND OFFICERS........................................................10
---------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................13
------------------------------------
PROXY VOTING POLICY..........................................................14
-------------------
DETERMINATION OF NET ASSET VALUE.............................................14
--------------------------------
INVESTMENT PERFORMANCE.......................................................15
----------------------
STATUS AND TAXATION OF THE FUND..............................................18
-------------------------------
CUSTODIAN....................................................................20
---------
FUND SERVICES................................................................20
-------------
ACCOUNTANTS..................................................................21
-----------
DISTRIBUTOR..................................................................21
-----------
FINANCIAL STATEMENTS.........................................................21
--------------------

DESCRIPTION OF THE TRUST AND FUND

     Marathon Value Portfolio (the "Fund") was organized as a series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. On January 3, 2003, the Fund acquired all of the asset and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. Spectrum Advisory Services, Inc. (the "Advisor") began providing investment advisory services to the Predecessor Fund on March 28, 2000.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of February 5, 2004, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA - 64.31%.

     As of February 5, 2004, Schwab may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

     As of February 5, 2004, the officers and Trustees as a group beneficially owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and this SAI.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in each of the following: rights, warrants or convertible securities. Equity securities in which the Fund may invest include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments in which the Fund may invest track the movement of other stock indexes.

     B. Foreign Securities. The Fund may invest up to 10% of its assets in foreign equity securities including American Depositary Receipts. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     C. REITs. The Fund may invest up to 15% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

     D. Indexed Securities. The Fund may invest up to 5% of its net assets in purchases of securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     The performance of indexed securities depends to a great extent on the performance of the security, or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

     E. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities.

     F. Junk Bonds. The Fund may invest up to 10% of its total assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody's or, unrated, but determined to be of comparable quality by the Advisor. Junk bonds are subject to greater market risk and credit risk, or loss of principal and interest, than higher rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Fund may experience difficulty in valuing the securities for the purpose of computing its net asset value. Adverse publicity and investors perception about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

     Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody's or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     G. Repurchase Agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Fund's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions, and the Fund will not invest more than 5% of its net assets in repurchase agreements.

     H. Fixed Income Securities. The Fund may invest in short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks. Changes in interest rates will affect the value of the Fund's investments in debt securities. Increases in interest rates may cause the value of the Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of fixed income securities.

     I. Loans Of Portfolio Securities. The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be important. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     J. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. The Fund's policy with respect to short sales is Non-Fundamental (see Investment Limitations below), and may be changed by the Board of Trustees without the vote of the Fund's shareholders.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and SAI, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Repurchase Agreements. The Fund will not invest more than 5% of its net assets in repurchase agreements.

     5. Illiquid Investments. The Fund will not purchase securities for which there are legal or contractual restrictions on resale and other illiquid securities.

INVESTMENT ADVISOR


     The Advisor is Spectrum Advisory Services, Inc., 1050 Crown Pointe Parkway, Suite 950, Atlanta, GA 30338. Marc S. Heilweil, President of the Advisor, is the sole shareholder of the Advisor. Mr. Heilweil and Spectrum Advisory Services Inc. own, in the aggregate, 5.21% of the Fund's shares as of February 15, 2004.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses and Rule 12b-1 expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. Prior to March 28, 2000, Burroughs & Hutchinson, 702 W. Idaho Street, Suite 810, Boise, Idaho 83702 was the Predecessor Fund's investment advisor. For the fiscal years ended October 31, 2001 and October 31, 2002, the Predecessor Fund paid advisory fees to the Advisor of $68,353 and $116,276, respectively. For the fiscal year ended October 31, 2003, the Fund paid advisory fees to the Advisor of $147,797. Effective March 28, 2003, the Advisor has contractually agreed through October 31, 2006 to reimburse the Fund's expenses but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary expenses, at 1.25% of average daily net assets.


     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002. The Fund and the Advisor have entered into a letter agreement dated March 28, 2003 regarding the expense reimbursement which was approved by the Board at a meeting held on June 9, 2003.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

     At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor and the Advisor's agreement to reimburse the Fund for the fees and expenses of the Independent Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.28% of its average daily net assets, for a period ending February 28, 2006. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel, an Independent Trustee, stated that Predecessor Fund's one-year performance return was -7.3%, compared to the -16.5% loss by the S&P 500. He stated that in addition to the excellent performance of the Predecessor Fund, the Predecessor Fund had experienced no problems with the Advisor and the assets of the Predecessor Fund had increased under the Advisor's management.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "Spectrum" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Spectrum" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides  information   regarding  each  Independent
Trustee.

    ------------------------------------ ---------------------------------- ------------------------------- ----------------------
                                                                                                            Number of Portfolios in
         Name, Age and Address          Position(s) Held with the Fund                                     Fund Complex1 Overseen by
                                                   Complex1                   Length of Time Served                 Trustee
  ------------------------------------ ---------------------------------- ------------------------------- ------------------------
  ------------------------------------ ---------------------------------- ------------------------------- ------------------------
  Gary E. Hippenstiel                               Trustee                Since inception of the Trust               30
  431 N. Pennsylvania St.
  Indianapolis, IN 46204

  Year of Birth:  1947
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
                Principal Occupations During Past 5 Years                             Other Directorships Held by Trustee
  ----------------------------------------------------------------------- ---------------------------------------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
  Director,  Vice President and Chief Investment Officer of Legacy Trust   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
  Company since 1992.  President and Director of Heritage  Trust Company  Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds from  1994-1996;  Vice  President and Manager of Investments of Kanaly  since 2003; Trustee, Access Variable Insurance Trust since
  Trust Company from 1988 to 1992.                                                                   2003.
  ----------------------------------------------------------------------- ---------------------------------------------------------
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
                                        Position(s) Held with the Fund        Length of Time Served         Number of Portfolios in
         Name, Age and Address                     Complex1                                                      Fund Complex1
                                                                                                              Overseen by Trustee
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  Stephen A. Little                                 Trustee                Since inception of the Trust               30
  431 N. Pennsylvania St.
  Indianapolis, IN 46204

  Year of Birth:  1946
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
                Principal Occupations During Past 5 Years                             Other Directorships Held by Trustee
  ----------------------------------------------------------------------- ---------------------------------------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
  President and founder, The Rose, Inc., a registered investment           Trustee, AmeriPrime Advisors Trust, July 2002 to present;
  advisor, since April 1993.                                              Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds since 2003.
  ----------------------------------------------------------------------- ---------------------------------------------------------
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
                                        Position(s) Held with the Fund                                      Number of Portfolios in
         Name, Age and Address                     Complex1                   Length of Time Served        Fund Complex1 Overseen by
                                                                                                                    Trustee
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  Daniel Condon                                     Trustee                          Trustee                          30
  431 N. Pennsylvania St.
  Indianapolis, IN 46204

  Year of Birth:  1950
  ------------------------------------ ---------------------------------- ------------------------------- -------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
                Principal Occupations During Past 5 Years                             Other Directorships Held by Trustee
  ----------------------------------------------------------------------- ---------------------------------------------------------
  ----------------------------------------------------------------------- ---------------------------------------------------------
  Vice President and General Manager,  International Crankshaft Inc., an   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
  automotive equipment manufacturing company, 1990 to present;  Trustee,  Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds
  The Unified Funds,  from 1994 to 2002;  Trustee,  Star Select Funds, a                          since 2003.
  REIT mutual fund, from 1997 to 2000.
  ----------------------------------------------------------------------- ---------------------------------------------------------
   (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
       Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee assists the Board in determining the fair value of illiquid securities held by the Fund, if any. The Valuation Committee was not required to meet during the year ended December 31, 2003.

     The Trust's Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2003.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


------------------------------------- ----------------------------------- ------------------------------- -------------------------
                                                                                                            Number of Portfolios in
       Name, Age and Address            Position(s) Held with the Fund        Length of Time Served        Fund Complex1 Overseen by
                                                   Complex1                                                         Trustee
------------------------------------- ----------------------------------- ------------------------------- -------------------------
------------------------------------- ----------------------------------- ------------------------------- -------------------------
Timothy Ashburn2                      Trustee, President, and Assistant    President since inception of               30
431 N. Pennsylvania St.                           Secretary                 the Trust. Secretary from
Indianapolis, IN 46204                                                      December 2002 to December
                                                                            2003. Assistant Secretary
Year of Birth: 1950                                                            since December 2003.
------------------------------------- ----------------------------------- ------------------------------- --------------------------
------------------------------------------------------------------------- ----------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and Chief     Chairman, Unified Financial Services, Inc. since 1989
Executive  Officer  from 1989 to 1992 and 1994 to April 2002;  President   Director, Unified Financial Securities, Inc. since 1990,
of Unified Financial Services from November 1997 to April 2000.           Director, Unified Fund Services, Inc. since November 2002.
                                                                           Trustee, AmeriPrime Advisors Trust, July 2002 to present;
                                                                          Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds since 2003.
------------------------------------------------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ------------------------------- --------------------------
                                                                                                            Number of Portfolios in
       Name, Age and Address            Position(s) Held with the Fund        Length of Time Served        Fund Complex1 Overseen by
                                                   Complex1                                                         Trustee
------------------------------------- ----------------------------------- ------------------------------- -------------------------
------------------------------------- ----------------------------------- ------------------------------- -------------------------
Ronald C. Tritschler3                              Trustee                 Since inception of the Trust               30
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
------------------------------------- ----------------------------------- ------------------------------- -------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Chief  Executive  Officer,  Director  and  legal  counsel  of  The  Webb   Trustee, AmeriPrime Advisors Trust, July 2002 to present;
Companies,  a  national  real  estate  company,  from  2001 to  present;  Trustee, AmeriPrime Funds, since 1995; Trustee, CCMI Funds
Executive  Vice  President and Director of The Webb  Companies from 1990                          since 2003.
to 2000; Director,  The Lexington Bank, from 1998 to present;  Director,
Vice President and legal counsel for The Traxx  Companies,  an owner and operator of convenience stores, from 1989 to present.
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------- ----------------------------------- ------------------------------- -------------------------
                                        Position(s) Held with the Fund        Length of Time Served         Number of Portfolios in
       Name, Age and Address                       Complex1                                                Fund Complex1 Overseen by
                                                                                                                    Trustee
------------------------------------- ----------------------------------- ------------------------------- -------------------------
------------------------------------- ----------------------------------- ------------------------------- -------------------------
Thomas G. Napurano                      Treasurer and Chief Financial      Since inception of the Trust               N/A
2424 Harrodsburg Road                              Officer
Lexington, KY  40503

Year of Birth:  1941
------------------------------------- ----------------------------------- ------------------------------- -------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                              Other Directorships Held by Trustee
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                       N/A
Financial Services, Inc., the parent company of the Trust's
administrator and distributor; member of the board of directors of
Unified Financial Services, Inc. from 1989 to March 2002. Chief
Financial Officer and Treasurer, AmeriPrime Advisors Trust and
AmeriPrime Funds (since October 2002), and CCMI Funds (since August
2003).
------------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------- ---------------------------------- ------------------------------- -------------------------
                                                                                                             Number of Portfolios
        Name, Age and Address             Position(s) Held with Fund          Length of Time Served            in Fund Complex1
                                                   Complex1                                                   Overseen by Trustee
-------------------------------------- ---------------------------------- ------------------------------- -------------------------
-------------------------------------- ---------------------------------- ------------------------------- -------------------------
Carol Highsmith                                    Secretary                 Secretary since December                 N/A
431 N. Pennsylvania St.                                                     2003. Assistant Secretary
Indianapolis, IN 46204                                                        from December 2002 to
                                                                                  December 2003.
Year of Birth:  1964
-------------------------------------- ---------------------------------- ------------------------------- -------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
               Principal Occupations During Past 5 Years                                   Other Directorships Held
------------------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------- ---------------------------------------------------------
Vice President, Compliance of Unified Fund Services, Inc. (November                                  None
1994 to present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Advisors Trust and AmeriPrime
Funds (since October 2002), and CCMI Funds (since August 2003).

------------------------------------------------------------------------- ---------------------------------------------------------

(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and the Trust.

(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.

(3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of the Fund and other series of the Fund Complex owned by each Trustee as of October 31, 2003.

    ----------------------------------- ------------------------------------- -------------------------------------------------
                                                                             Aggregate Dollar Range of Shares of All Funds Within
                   Trustee                  Dollar Range of Fund Shares                         the Fund Complex(1)
    ----------------------------------- ------------------------------------- -------------------------------------------------
    ----------------------------------- ------------------------------------- -------------------------------------------------
    Gary E. Hippenstiel                                 None                                           None
    ----------------------------------- ------------------------------------- -------------------------------------------------
    ----------------------------------- ------------------------------------- -------------------------------------------------
    Timothy L. Ashburn                                  None                                           None
    ----------------------------------- ------------------------------------- -------------------------------------------------
    ----------------------------------- ------------------------------------- -------------------------------------------------
    Ronald Tritschler                                   None                                           None
    ----------------------------------- ------------------------------------- -------------------------------------------------
    ----------------------------------- ------------------------------------- -------------------------------------------------
    Stephen Little                                      None                                           None
    ----------------------------------- ------------------------------------- -------------------------------------------------
    ----------------------------------- ------------------------------------- -------------------------------------------------
    Daniel Condon                                       None                                           None
    ----------------------------------- ------------------------------------- -------------------------------------------------
   (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
       Trust and the Trust.

     The compensation paid to the Trustees of the Trust for the year ended December 31, 2003 is set forth in the following table. Trustee fees are Fund Complex expenses and the Fund incurs its pro rata share of expenses based on the number of series in the Fund Complex.

    ===================================== ================= ===================== ====================== ====================
                                             Aggregate           Pension or         Estimated Annual     Total Compensation
                                            Compensation    Retirement Benefits       Benefits Upon        from Trust and
            Independent Trustees             from Fund*      Accrued As Part of        Retirement           Fund Complex
                                                               Fund Expenses
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Gary E. Hippenstiel, Trustee                $715                 $0                    $0                  $20,555
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Stephen A. Little, Trustee                  $465                 $0                    $0                  $13,361
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Daniel Condon, Trustee                      $465                 $0                    $0                  $13,361
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------
    ===================================== ================= ===================== ====================== ====================
                                             Aggregate           Pension or         Estimated Annual     Total Compensation
        Non-Independent Trustees and        Compensation    Retirement Benefits       Benefits Upon        from Trust and
                  Officers                  from Trust*      Accrued As Part of        Retirement           Fund Complex
                                                               Fund Expenses
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Timothy L. Ashburn, Trustee,                 $0                  $0                    $0                    $0
    President and Assistnat Secretary
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Ronald C. Tritschler, Trustee               $393                 $0                    $0                  $11,361
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Thomas G. Napurano, CFO and                  $0                  $0                    $0                    $0
    Treasurer
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------
    ------------------------------------- ----------------- --------------------- ---------------------- --------------------

    Carol J. Highsmith, Secretary                $0                  $0                    $0                    $0
    ===================================== ================= ===================== ====================== ====================
      (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
Advisors Trust and the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 2001, 2002 and 2003, the Fund (including the Predecessor Fund) paid brokerage commissions of $6,080, $7,875 and $3,189, respectively.

     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PROXY VOTING POLICY

     The Trust and the Fund's Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. The Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. Advisor's Proxy Voting Guidelines provide that Advisor will give substantial weight to the recommendations of management, but Advisor will not support management proposals that it believes will be detrimental to the shareholder value. Advisor's Guidelines outline specific factors that it will consider in deciding how to vote proxies relating to, among other things, director elections, corporate governance, executive compensation, and social and environmental issues. For example, the Guidelines provide that Advisor will vote generally in favor of management's slate of directors, although it will not vote to re-elect a board that has, in the past, acted to entrench itself and/or management in office by, among other things, adopting excessive anti-take over measures. The Guidelines also provides that the Advisor generally will vote for management proposals that (a) adopt or add to confidential and independent vote tabulation practices, (b) seek to increase the number of independent directors serving on a board, (c) create strong and attractive compensation packages needed to motivate good executives, while at the same time holding management accountable for the company's performance. Among other things, Advisor will generally vote against (a) fair price amendments, (b) creation of various anti-takeover devices such as poison pills and golden parachutes, and (c) proposals that seek to eliminate or limit the rights of shareholders. Under the Trust's Voting Policy, if any potential conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 800-788-6086 to request a copy from the Fund's Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within three days of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th , effective beginning June 30, 2004, will be filed by the Fund with the SEC on new Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:


                       Net Assets                 =  Net Asset Value Per Share
                 --------------------------------
                      Shares Outstanding

     An example of how the Fund calculated its net asset value per share as of the fiscal year ended October 31, 2003 is as follows:

                       $13,444,785              =  $11.55
                  -----------------------------
                         1,164,074



Redemption In-Kind

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =   a hypothetical $1,000 initial investment
                  T        =   average annual total return
                  n        =   number of years
                  ERV      =   ending redeemable value at the end of the
                               applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

                  P(1+T)n = ATVd

       Where:     P      =   a hypothetical $1,000 initial investment
                  T      =   average annual total return (after taxes on
                             distributions).
                  n      =   number of years
                  ATVd   =   ending value, after taxes on fund distribution but
                             not after taxes on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

                  P(1+T)n = ATVdr

       Where:     P      =  a hypothetical $1,000 initial investment
                  T      =  average annual total return (after taxes on
                            distributions).
                  n      =  number of years
                  ATVdr  =  ending value, after taxes on fund distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The following table provides information regarding the Fund's performance (including the Predecessor Fund's performance) for the periods ended October 31, 2003:


       ------------------------------------------------------------------------------------------------------------------------
                                                      MARATHON VALUE PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
                                                                                 1 Year                 Since Inception1
                                                                                 ------                 ---------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return                                               20.88%                      7.01%
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return After Taxes on Distributions
                                                                                 20.41%                      6.67%
       ---------------------------------------------------------------- ------------------------- -----------------------------
       ---------------------------------------------------------------- ------------------------- -----------------------------
       Average Annual Total Return After Taxes on Distributions and
       Redemptions                                                               12.67%                      5.51%
       ---------------------------------------------------------------- ------------------------- -----------------------------
         1   The Advisor began managing the Fund on March 28, 2000.


     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, such as

Lipper Analytical Services, Inc., or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

Status and Taxation of the Fund

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) (the "Income Requirement");

     o Diversify its investments in securities within certain statutory limits; and

     o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. As of October 31, 2003 the Fund had available for federal tax purposes an unused net capital loss carryforward of $322,276, of which $48,312 expires in 2006 and $39,608 expires in 2007 and $234,356 expires in 2011.


     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income, if any, from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.


     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million). For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $17,272, $21,710 and $19,667, respectively, from the Advisor on behalf of the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2001, 2002 and 2003, Unified received $32,125, $31,087 and $25,000, from the Advisor on behalf of the Fund for these administrative services.


ACCOUNTANTS

     The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2004. Cohen McCurdy performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust and an officer of the Trust are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders for the fiscal year ended October 31, 2003. You can obtain the Annual Report without charge by calling the Fund at 1-800-788-6086.

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------


     (1) (a) Financial Statements included in Part A: Financial Highlights Table for each of Corbin Small-Cap Value Fund, GLOBALT Growth Fund and Marathon Value Portfolio.

          (b) Financial Statements included in Part B: Audited Financial Statements for each of Corbin Small-Cap Value Fund, GLOBALT Growth Fund and Marathon Value Portfolio for each fund's most current fiscal year.

     (2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (b) By-laws adopted as of October 17, 2002 - Filed with Registrant's registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

          (c)  Instruments Defining Rights of Security Holders - None.

          (d)  Investment Advisory Contracts.

               1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               2. Copy of Registrant's Management Agreement with Auxier Asset Management with regard to the Auxier Focus Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               3. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               4. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               5. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               6. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               8. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               9. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Bond Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               10. Copy of Registrant's Management Agreement with Bates Total Asset Management, Inc. with regard to the RiverGuide Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               11. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

               12. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               13. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               14. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity

                    Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               15. Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (f)  Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (i) Legal Opinion and Consent of Thompson Coburn LLP - Filed herewith.

          (j) Other Opinions - Consent of McCurdy & Associates CPA's, Inc., dated February 26, 2004, in connection with use of the audited financial statements for each of Corbin Small-Cap Value Fund, GLOBALT Growth Fund and Marathon Value Portfolio - Filed herewith.

          (k)  Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High
                    Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (3) Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

               (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (o)  Reserved.

          (p) (1) Code of Ethics - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

               (2)  Code of Ethics  for Senior  Executive  Officers - Filed with
                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (4) Proxy Voting Policy adopted by Auxier Asset Management LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

               (5) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

               (6) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed herewith.

               (7)  Proxy Voting Policy and Procedures adopted by GLOBALT,  Inc.
                    - Filed herewith.

               (8) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         None.

Item 25. Indemnification
         ---------------

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

          Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 26. Business and Other Connections of the Investment Advisers
         ---------------------------------------------------------

     1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

     2. Auxier Asset Management ("Auxier") serves as the investment adviser for the Auxier Focus Fund, a series of the Trust. Mr. James J. Auxier serves as President and Chief Executive Officer of Auxier and Ms. Shauna C. Tweedy as Chief Financial Officer. Further information about Auxier and its officers can be obtained from the Form ADV Part I filed via IARD.

     3. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

     4. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas S. Jones serves as President of GJMB, Thomas W. Bent as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as Secretary and Chief Operations Officer, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

     5. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

     6. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

     7. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

     8. Bates Total Asset Management, Inc. ("BTAM") serves as the investment adviser for the RiverGuide Fund, a series of the Trust. Mr. Brent L. Bates serves as President of BTAM. Further information about BTAM and Mr. Bates can be obtained from the Form ADV Part I filed via the IARD.

     9. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund, a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

     10. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV
          Part I filed via the IARD.

     11. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

Item 27. Principal Underwriters
         ----------------------

         Unified Financial Securities, Inc.  Unified Financial Securities, Inc.
         ---------------------------------
         serves as the principal underwriter for the Trust


          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrime Advisors Trust, AmeriPrime Funds, CCMI Funds, ATC Fund, Inc., Julius Baer Investment Funds, Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, Rockland Funds Trust, Securities Management & Timing Funds, Runkel Funds, and TANAKA Funds, Inc.


          (b)  The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  ----                             -----                             -------------------

                  Thomas G. Napurano               CFO and Exec. Vice President      CFO and Treasurer


                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary

                  Lynn Wood                        Chairman of the Board             None

                  Timothy L. Ashburn               Director                          Chairman, President and
                                                                                     Assistant Secretary

                  Karyn E. Cunningham              Controller                        None


               (c)  Not applicable.


Item 28. Location of Accounts and Records
         --------------------------------

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Auxier Asset Management
                  8050 SW Warm Springs St., Suite 130
                  Tualatin, OR 97062

                  Bates Total Asset Management, Inc.
                  401 Junction Highway
                  Kerrville, Texas 78028

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  Each adviser will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 29. Management Services
         -------------------

         None.

Item 30. Undertakings
         ------------

          Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

          Registrant  hereby   undertakes  to  carry  out  all   indemnification
          provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

          Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on February 27, 2004.

                                            UNIFIED SERIES TRUST


                                             /s/ Timothy L. Ashburn
                                             -------------------------------
                                             Timothy L. Ashburn, President and
                                             Assistant Secretary

Attest:

/s/      Thomas G. Napurano
----------------------------------
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                  Title              Date

/s/      Timothy L. Ashburn                Trustee            February 26, 2004
------------------------------------
 Timothy L. Ashburn

/s/      Timothy L. Ashburn*                Trustee           February 26, 2004
------------------------------------
 Daniel Condon

/s/      Timothy L. Ashburn*                Trustee           February 26, 2004
------------------------------------
 Gary E. Hippenstiel

/s/      Timothy L. Ashburn*                Trustee           February 26, 2004
-------------------------------------
 Stephen Little

/s/      Timothy L. Ashburn*                Trustee           February 26, 2004
------------------------------------
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated December 18, 2002 as filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number         Description
--------------         -----------


EX.99.i                Consent of Thompson Coburn LLP

EX.99.j                Consent of Independent Accountant - McCurdy & Associates
                          CPA's, Inc.

EX.99.q.1              Proxy Voting Policy adopted by Corbin & Company

EX.99.q.2              Proxy Voting Policy adopted by GLOBALT, Inc.

EX.99.q.3              Proxy Voting Policy adopted by Spectrum Advisory
                           Services,  Inc.